EXHIBIT 99.1
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Accrued Interest Date:                                                                            Collection Period Ending:
25-Sep-07                                                                                                                  30-Sep-07
Distribution Date:                                BMW VEHICLE OWNER TRUST 2006-A                                            Period #
25-Oct-07                                         ------------------------------                                                  13

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BALANCES
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                                                                              Initial         Period End
     Receivables                                                       $1,153,770,268       $633,466,659
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $25,677,937
     Overcollateralization                                                       $374         $1,654,736
     Class A-1 Notes                                                     $323,000,000                 $0
     Class A-2 Notes                                                     $308,000,000       $128,137,986
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

CURRENT COLLECTION PERIOD
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     Beginning Receivables Outstanding                                   $661,655,945
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $17,568,389
           Receipts of Pre-Paid Principal                                  $9,166,843
           Liquidation Proceeds                                              $784,012
           Principal Balance Allocable to Gross Charge-offs                  $670,041
        Total Principal  Reduction                                        $28,189,286

        Interest Collections
           Receipts of Interest                                            $2,327,021
           Servicer Advances                                                 $283,963
           Reimbursement of Previous Servicer Advances
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                        $141,377
           Net Investment Earnings                                            $12,075
        Total Interest Collections                                         $2,764,436

     Total Collections                                                    $30,283,681

     Ending Receivables Outstanding                                      $633,466,659

SERVICER ADVANCE AMOUNTS
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     Beginning Period Unreimbursed Previous Servicer Advance               $1,445,717
     Current Period Servicer Advance                                         $283,963
     Current Reimbursement of Previous Servicer Advance                            $0
     Ending Period Unreimbursed Previous Servicer Advances                 $1,729,680

COLLECTION ACCOUNT
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     Deposits to Collection Account                                       $30,283,681

     Distribution Amounts Due
        Servicing Fees Due                                                   $551,380
        Class A Noteholder Interest Distribution Due                       $2,613,352
        First Priority Principal Distribution Due                            $404,295
        Class B Noteholder Interest Distribution Due                         $107,917
        Second Priority Principal Distribution Due                        $24,952,000
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                 $4,824,868
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $551,380
        Amounts Deposited into Note Distribution Account                  $29,732,301
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $30,283,681

EXCESS FUNDS RELEASED TO THE DEPOSITOR
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

NOTE DISTRIBUTION ACCOUNT
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     Amount Deposited from the Collection Account                         $29,732,301
     Interest Distribution to Noteholders                                  $2,721,270
     Principal Distribution to Noteholders                                $27,011,031
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $29,732,301

DISTRIBUTIONS
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                               $0              $0.00
     Class A-2 Notes                                                         $685,241              $4.42
     Class A-3 Notes                                                       $1,197,000              $4.28
     Class A-4 Notes                                                         $731,111              $4.23
     Class B Notes                                                           $107,917              $4.33

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance    Per $1,000        Factor
     Class A-1 Notes                                                               $0                 $0         $0.00         0.00%
     Class A-2 Notes                                                      $27,011,031       $128,137,986        $87.70        41.60%
     Class A-3 Notes                                                               $0       $280,000,000         $0.00       100.00%
     Class A-4 Notes                                                               $0       $173,044,000         $0.00       100.00%
     Class B Notes                                                                 $0        $24,952,000         $0.00       100.00%

CARRYOVER SHORTFALLS
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                                                                Prior Period Carryover   Current Payment    Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0            $0
     Class B Interest Carryover Shortfall                                          $0                 $0            $0


RECEIVABLES DATA
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       39,558             37,984
     Weighted Average Remaining Term                                            41.29              40.58
     Weighted Average Annual Percentage Rate                                    5.45%              5.44%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                          $556,842,503             87.90%
        1-29 days                                                         $58,361,528              9.21%
        30-59 days                                                        $13,232,358              2.09%
        60-89 days                                                         $3,004,208              0.47%
        90-119 days                                                        $1,056,926              0.17%
        120-149 days                                                         $969,135              0.15%
        Total                                                            $633,466,659            100.00%
        Delinquent Receivables +30 days past due                          $18,262,627              2.88%


     Write-offs
        Gross Principal Write-Offs for Current Period                        $670,041
        Recoveries for Current Period                                        $141,377
        Net Write-Offs for Current Period                                    $528,664

        Cumulative Realized Losses                                         $4,939,023


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                   $3,491,976                107
        Ending Period Repossessed Receivables Balance                      $3,349,179                111
        Principal Balance of 90+ Day Repossessed Vehicles                    $173,298                  9



YIELD SUPPLEMENT OVERCOLLATERALIZATION
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     Beginning Period Required Amount                                     $26,911,951
     Beginning Period Amount                                              $26,911,951
     Current Distribution Date Required Amount                            $25,677,937
     Current Period Release                                                $1,234,014
     Ending Period Amount                                                 $25,677,937
     Next Distribution Date Required Amount                               $24,480,561

RESERVE ACCOUNT
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                  $12,075
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


OVERCOLLATERALIZATION
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     Beginning Period Amount                                               $1,598,977
     Ending Period Target Credit Enhancement OC Amount                     $4,824,868
     Ending Period Amount                                                  $1,654,736
     Current Period Release                                                        $0
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